Common Shares and Earnings Per Common Share - Narrative (Details) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Nov. 29, 2019	Jul. 01, 2019	Jan. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock repurchase program, authorized amount						$ 500,000,000.0
Number of shares authorized to be repurchased					9,250,000
Number of shares repurchased during period (in shares)		25,926,388
Stock repurchased during period		$ 506,200,000
Average repurchase price per share (USD per share)		$ 19.52
Available for future purchases		$ 203,600,000
3.875% Convertible Senior Debentures, due November 1, 2029
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes interest rate	3.875%		3.875%
Redeemable Convertible Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount (in shares)	4,162,200		4,162,200
Sale of Property
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common stock exchanged with related party (in shares)				780,315
Number of common stock exchanged with related party, price per share (in USD per share)				$ 21.03